Derivative Liability (Details 1) - Warrant [Member]	1 Months Ended	9 Months Ended
	Jun. 16, 2015	Sep. 30, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Assumptions, Risk Free Interest Rate	1.81%	1.37%
Fair Value Assumptions, Expected Volatility Rate	70.30%	91.00%
Fair Value Assumptions, Expected Term	5 years 6 months	5 years 3 months 18 days
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%